QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 5,966.9	$ 6,330.3	$ 6,140.0
Gross profit	392.3	405.9	417.6	430.0	415.1	400.7	428.2	407.2	1,645.8	1,651.2	1,637.7
Income from continuing operations	56.5	81.3	64.7	71.9	69.8	60.9	50.2	66.4	274.4	247.3	241.7
(Loss) income from discontinued operations, net of tax	0.5	0.4	(1.0)		0.8	(0.7)	(1.9)	(0.4)
Net income	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 70.6	$ 60.2	$ 48.3	$ 66.0	$ 274.3	$ 245.1	$ 213.2
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 0.76	$ 0.65	$ 0.53	$ 0.69	$ 3.01	$ 2.64	$ 2.46
Discontinued operations (in dollars per share)	0.01		(0.01)		0.01		(0.02)			(0.03)	(0.29)
Net income per common share (in dollars per share)	0.63	0.89	0.70	0.79	0.77	0.65	0.51	0.69	3.01	2.61	2.17
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	0.61	0.87	0.69	0.78	0.75	0.64	0.52	0.68	2.95	2.58	2.41
Discontinued operations (in dollars per share)	0.01	0.01	(0.01)		0.01	(0.01)	(0.02)	(0.01)		(0.02)	(0.28)
Net income per common share, assuming dilution (in dollars per share)	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 0.76	$ 0.63	$ 0.50	$ 0.67	$ 2.95	$ 2.56	$ 2.13